Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 1,928	$ 1,056
Gross increases – tax positions in prior period	442	641
Gross decreases – tax positions in prior period	0	0
Gross increases – current period tax positions	259	231
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	2,629	1,928
Southwest Gas Corporation
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	1,793	1,056
Gross increases – tax positions in prior period	310	506
Gross decreases – tax positions in prior period	0	0
Gross increases – current period tax positions	259	231
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	$ 2,362	$ 1,793